CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 ARS ($)
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS [Abstract]
Percentage points in probability of occurrence in base scenario	50.00%
Percentage points in probability of occurrence in optimistic scenario	35.00%
Percentage points in probability of occurrence in pessimistic scenario	15.00%
Natural Gas Transportation [Member] | Carrying Amount [member]
Book value of PPE [Abstract]
Cash generating units	$ 571,160,601